Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, Authorized	500,000	500,000
Ordinary Shares, Issued	133,676	132,216
Ordinary Shares, outstanding	133,676	132,216